Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 2,355	$ 2,010
Foreign currency denominated monetary liabilities	852	890
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	90	49
Foreign currency denominated monetary liabilities	875	861
Derivatives assets	16	0
Derivatives liabilities	0	14
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	627	260
Foreign currency denominated monetary liabilities	2,010	1,964
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	28	37
Foreign currency denominated monetary liabilities	16	13
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	37	89
Foreign currency denominated monetary liabilities	37	39
HKD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	10	70
Foreign currency denominated monetary liabilities	$ 17	$ 16